Consolidated statements of comprehensive income - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement of comprehensive income [abstract]
Net profit (loss) for the year	[1]	€ 13,145	€ (7,193)		€ 1,644
Items that are or may be reclassified subsequently to profit or loss
Gains (losses) on exchange differences on translation of foreign operations, net of tax		1,565	(6,176)	[1]	244
Items that will not be reclassified to profit or loss
Fair value adjustment through OCI - Equity instruments		(3,443)	489	[1]
Other comprehensive (loss)/ income, net of taxes		(1,878)	(5,687)	[1]	244
Total comprehensive (loss)/ income for the year, net of taxes		11,267	(12,880)	[1]	1,888
Comprehensive income attributable to [abstract]
The owners of the parent		11,276	(11,817)	[1]	2,041
Non-controlling interest		€ (9)	€ (1,063)	[1]	€ (153)

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.